Convertible debt and loans payable (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Convertible debt
Convertible debt consisted of the following:

	2020	2019	2018
	$	$	$
Proceeds of issue of convertible loan notes	386,190	386,190	386,190
Transaction costs	—	—	—

Net Proceeds from issue of convertible loan notes	386,190	386,190	386,190

Convertible component	96,548	96,548	96,548
Transaction costs related to equity component	—	—	—
Conversion into common shares	(96,548)	—	—

Total convertion feature of convertible debt	—	96,548	96,548

Liability component at date of issue (net of transaction costs)	289,642	289,642	289,642
Prior year interest plus accretion	99,549	39,212	—

	2020	2019	2018
	$	$	$
Accrued interest at 8%	4,956	30,114	20,718
Accretion expense during the year	4,975	30,223	18,494
Conversion into common shares	(395,861)	—	—
Foreign Exchange on Translation	(3,261)	(4,984)	(5,105)

Carrying amount of liability component at October 31	—	384,207	323,749

Summary of Loans payable
As at October 31, 2020, the Company has the following amounts outstanding:

	2020	2019
	$	$
Loan payable, due on demand bearing interest at 3.6% per annum, principal and interest payable monthly in the amount of $601 (C$801)	42,064	49,837
Loan payable, due on demand bearing interest at 4.5% per annum, principal and interest payable monthly in the amount of $526 (C$700)	30,552	36,735

	72,616	86,572